Pension Plans and Other Postretirement Benefits - Change in Benefit Obligation (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 844	$ 844
Interest cost	20	27	$ 31
Actuarial loss (gain)	(31)	13
Benefit payments	(35)	(37)
Settlements	(667)	(3)
Benefit obligation at end of year	$ 131	$ 844	$ 844